American Century Strategic Asset Allocations, Inc.

Prospectus and Summary Prospectus Supplement
Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

Supplement dated April 8, 2013 ■ Summary Prospectuses and Prospectus dated April 1, 2013

The following replaces the Portfolio Managers section of each summary prospectus and on pages 5, 9 and 13 of the prospectus.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.

The following replaces The Fund Management Team section on page 18 of the prospectus.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. Responsibility for research, stock selection and portfolio construction for specified portions of the funds has been allocated among portfolio teams representing various investment disciplines and strategies employed by other ACIM-advised funds. Overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows, is shared by the following portfolio managers.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992 as a product specialist and became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-78461   1304

American Century Strategic Asset Allocations, Inc. Prospectus and Summary Prospectus Supplement Global Allocation Fund
Supplement dated April 8, 2013 ■ Summary Prospectus and Prospectus dated April 1, 2013

The following replaces the Portfolio Managers section of the summary prospectus and on page 5 of the prospectus.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2012.

The following replaces The Fund Management Team section on page 10 of the prospectus.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. Responsibility for research, security selection and portfolio construction for portions of the fund may be allocated among portfolio teams representing various investment disciplines and strategies employed by other ACIM-advised funds. Overall responsibility for coordinating the fund’s activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows, is shared by the following portfolio managers.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012. He joined American Century Investments in 2009 as Senior Vice President and Senior Portfolio Manager and became Chief Investment Officer – Quantitative Equity and Asset Allocation in 2010. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012. He joined American Century Investments in 2010 as Senior Vice President and Senior Portfolio Manager. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2013. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2012. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-78462   1304

American Century Strategic Asset Allocations, Inc.
Statement of Additional Information Supplement

Global Allocation Fund
Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

Supplement dated April 8, 2013 ¡ Statement of Additional Information dated April 1, 2013

The following replaces the Accounts Managed table on page 44.

Accounts Managed (As of November 30, 2012)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Radu Gabudean (1)	Number of Accounts	19	23	5
	Assets	$13.9 billion (2)	$3.5 billion	$344.1 million
Richard Weiss	Number of Accounts	19	23	5
	Assets	$12.4 billion (3)	$3.2 billion	$325.6 million
Scott Wilson	Number of Accounts	19	23	5
	Assets	$12.4 billion (3)	$3.2 billion	$325.6 million
Scott Wittman	Number of Accounts	22	23	5
	Assets	$12.8 billion (3)	$3.2 billion	$325.6 million

1	Information is provided as of March 19, 2013.

2	Includes $72.0 million in Global Allocation, $579.7 million in Strategic Allocation: Conservative, $1.7 billion in Strategic Allocation: Moderate and $1.0 billion in Strategic Allocation: Aggressive.

3	Includes $35.6 million in Global Allocation, $608.9 million in Strategic Allocation: Conservative, $1.7 billion in Strategic Allocation: Moderate and $1.1 billion in Strategic Allocation: Aggressive.

The last paragraph under Bonus on page 47 is deleted.

The following replaces the Ownership of Securities table on pages 47-48.

Ownership of Securities(1)
Aggregate Dollar Range of Securities in Fund
Global Allocation
Radu Gabudean(2)	A
Richard Weiss	E
Scott Wilson	A
Scott Wittman	A
Strategic Allocation: Conservative
Radu Gabudean(2)	A
Richard Weiss	A
Scott Wilson	A
Scott Wittman	A
Strategic Allocation: Moderate
Radu Gabudean(2)	A
Richard Weiss	A
Scott Wilson	A
Scott Wittman	A
Strategic Allocation: Aggressive
Radu Gabudean(2)	A
Richard Weiss	A
Scott Wilson	A
Scott Wittman	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

2	Information is provided as of March 19, 2013.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-78461   1304